Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS

	2017
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$784	$(474)	$310
Land, transmission and water rights	743	(103)	640
Other	117	(49)	68
Assets under construction	63	—	63
	$1,707	$(626)	$1,081

	2016
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$748	$(447)	$301
Land, transmission and water rights	700	(108)	592
Other	128	(56)	72
Assets under construction	46	—	46
	$1,622	$(611)	$1,011

Included in the cost of land, transmission and water rights as at December 31, 2017 was $150 million (December 31, 2016 - $138 million) not subject to amortization.

Amortization expense related to intangible assets was $97 million for 2017 (2016 - $79 million). Amortization is estimated to average approximately $108 million annually for each of the next five years.